UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
       November 13, 2012
Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.




                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  34
Form 13F Information Table Value (x $1000) Total:  $2325598

LIST OF OTHER INCLUDED MANAGERS:

NO.      FORM 13F FILE NUMBER          NAME
___      ____________________          ________________
01       028-14947                     MWG GP LLC


       FORM 13F INFORMATION TABLE
                                                         VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)   PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ ________ ___ ____ _______ ___________ ________ ________ ________
BP PLC                       CALL             055622904    12450   293900 SH  C    DEFINED   01          293900        0        0
CANADIAN NAT RES LTD         CALL             136385901     3079   100000 SH  C    DEFINED   01          100000        0        0
CELANESE CORP DEL            COM SER A        150870103     1876    49481 SH       DEFINED   01           49481        0        0
COCA COLA ENTERPRISES INC NE COM              19122T109   109279  3494676 SH       DEFINED   01         3494676        0        0
DELL INC                     CALL             24702R901     1912   194000 SH  C    DEFINED   01          194000        0        0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   102625  1831279 SH       DEFINED   01         1831279        0        0
FIDELITY NATL INFORMATION SV COM              31620M106    83830  2685138 SH       DEFINED   01         2685138        0        0
FISERV INC                   COM              337738108   153480  2073213 SH       DEFINED   01         2073213        0        0
FUSION-IO INC                COM              36112J107     9838   325000 SH       DEFINED   01          325000        0        0
INTERCONTINENTALEXCHANGE INC COM              45865V100    30625   229552 SH       DEFINED   01          229552        0        0
ISHARES TR                   PUT              464287954   108288  2620400 SH  P    DEFINED   01         2620400        0        0
ISHARES TR                   PUT              464287955    58408   700000 SH  P    DEFINED   01          700000        0        0
LIBERTY INTERACTIVE CORP     INT COM SER A    53071M104   138752  7500100 SH       DEFINED   01         7500100        0        0
LIBERTY INTERACTIVE CORP     RIGHT 99/99/9999 53071M112     1676   123776 SH       DEFINED   01          123776        0        0
MASTERCARD INC               CL A             57636Q104    63567   140798 SH       DEFINED   01          140798        0        0
MORGAN STANLEY               CALL             617446908    10044   600000 SH  C    DEFINED   01          600000        0        0
MORGAN STANLEY               PUT              617446958    16060   959400 SH  P    DEFINED   01          959400        0        0
NEWS CORP                    CL A             65248E104   105158  4291289 SH       DEFINED   01         4291289        0        0
ORACLE CORP                  COM              68389X105    85254  2709931 SH       DEFINED   01         2709931        0        0
PHILIP MORRIS INTL INC       COM              718172109   150313  1671258 SH       DEFINED   01         1671258        0        0
POWERSHARES QQQ TRUST        PUT              73935A954    41142   600000 SH  P    DEFINED   01          600000        0        0
PRAXAIR INC                  COM              74005P104   112161  1079717 SH       DEFINED   01         1079717        0        0
RESEARCH IN MOTION LTD       CALL             760975902     1500   200000 SH  C    DEFINED   01          200000        0        0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    30498   415300 SH       DEFINED   01          415300        0        0
SOLERA HOLDINGS INC          COM              83421A104    22728   518074 SH       DEFINED   01          518074        0        0
SPDR GOLD TRUST              CALL             78463V907    20850   121300 SH  C    DEFINED   01          121300        0        0
SPDR GOLD TRUST              GOLD SHS         78463V107    29823   173500 SH       DEFINED   01          173500        0        0
SPDR S&P 500 ETF TR          PUT              78462F953   503895  3500000 SH  P    DEFINED   01         3500000        0        0
THERMO FISHER SCIENTIFIC INC COM              883556102    90905  1545220 SH       DEFINED   01         1545220        0        0
UNION PAC CORP               COM              907818108    56693   477616 SH       DEFINED   01          477616        0        0
VISA INC                     COM CL A         92826C839    74477   554642 SH       DEFINED   01          554642        0        0
WILLIAMS COS INC DEL         COM              969457100    82393  2356117 SH       DEFINED   01         2356117        0        0
YAHOO INC                    CALL             984332906     9419   589600 SH  C    DEFINED   01          589600        0        0
YPF SOCIEDAD ANONIMA         CALL             984245900     2600   200000 SH  C    DEFINED   01          200000        0        0